Convertible Securities Payable (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Securities Payable [Abstract]
Schedule of Convertible Securities Payable

The amount of convertible securities payable consists of the followings:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
At beginning of year/period	—	64,170,406	15,737,684
Addition	84,895,915	424,734	104,165
Interest expenses	—	—	—
Conversion	(20,725,509)	(11,775,310)	(2,887,875)
At end of year/period	64,170,406	52,819,830	12,953,974